Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Intangible Assets Tables Abstract
Schedule of Intangible Assets

The Company’s intangible assets consist of intellectual property acquired from LAT Pharma, Inc. and are amortized over their estimated useful lives. The following is a summary of the intangible assets as of June 30, 2020 and 2019:

	June 30, 2020	June 30, 2019

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(968,544)	(739,167)
Intellectual Property, Net	$1,325,226	$1,554,603

Schedule of Future expected Amortization of intangible assets	Estimated future amortization expense is as follows:
Year ending June 30,
2021	229,377
2022	229,377
2023	229,377
2024	229,377
2025	229,377
Thereafter	178,341
$ 1,325,226